SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING

27.    SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, the Group chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group; hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment that includes primarily lease rental, management services and equipment sales.

Lease and management services accounted for 89%, 90% and 85% of the Group’s net revenue for the years ended December 31, 2009, 2010 and 2011, respectively. Any significant reduction in sales from this service could have a substantial negative impact on the Group’s results of operations.

Hospital A represented the largest customer of the Group which individually accounted for approximately RMB29,551, RMB48,286 and RMB64,414 (US$10,234), or more than 10% of the Group’s consolidated revenues, for the years ended December 31, 2009, 2010 and 2011, respectively.

Geographic disclosures:

As the Group primarily generates its revenues from customers in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC.